Organization and Business Description	6 Months Ended
Mar. 31, 2026
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Global Mofy AI Limited (“Global Mofy Cayman”) was incorporated on September 29, 2021 under the laws of the Cayman Islands with limited liability. Global Mofy Cayman, formerly known as Global Mofy Metaverse Limited, changed its name by special resolution on August 15, 2024 and is now incorporated as Global Mofy AI Limited.

Global Mofy Cayman owns 100% of the equity interests of Global Mofy HK Limited (“Global Mofy HK”), a business company incorporated in accordance with the laws and regulations of Hong Kong on October 21, 2021.

Global Mofy HK owns 100% of the equity interests of Mofy Metaverse (Beijing) Technology Co., Ltd (“Global Mofy WFOE”), a business company incorporated in accordance with the laws and regulations of the People’s Republic of China (“China” or “PRC”) on December 9, 2021.

Global Mofy Cayman, Global Mofy HK, and Global Mofy WFOE are currently not engaging in any active business operations and are merely acting as holding companies.

Prior to the reorganization described below, the main operating activities of Global Mofy Cayman and its subsidiaries (the “Company”) were carried out by Global Mofy (Beijing) Technology Co., Ltd. (“Global Mofy China”) and its subsidiaries. Global Mofy China was established on November 22, 2017 under the laws of the PRC. Global Mofy China has three wholly-owned subsidiaries, Kashi Mofy Interactive Digital Technology Co., Ltd. (“Kashi Mofy”), Shanghai Moying Feihuan Technology Co., Ltd. (“Shanghai Mofy”) and Mofy Filming (Hainan) Co., Ltd. (“Mofy Hainan”), which were established on July 31, 2019, May 11, 2020 and January 4, 2021 in China, respectively. Global Mofy China acquired 60% shares of Mofy (Beijing) Filming Technology Co., Ltd. (Beijing Mofy) and Xi’an Digital Cloud Database Technology Co., Ltd. (“Mofy Xi’an”) on February 7, 2018 and June 8, 2018, respectively. On December 1, 2021, Global Mofy China entered into an equity share transferring agreement with a third-party individual and transferred its 100% equity interest in Mofy Hainan for consideration of RMB 1. Such transferring was completed on December 3, 2021. Mofy Hainan has had no active business operations since its inception on January 4, 2021.

In preparation for listing in a stock market of the United States of America, the Company underwent a reorganization through entering into various contractual arrangements (the “Contractual Arrangements”), which, effective from January 5, 2022, between Global Mofy WFOE, Global Mofy China and their respective equity holders (the “Corporate Reorganization”) due to regulatory restrictions on foreign ownership in the radio and television program production and operation business and value-added telecommunications business in the PRC. In June, 2022, the Company removed the radio and television program production from its business scope and the reason to use the VIE structure was no longer relevant. Historically, the Company did not produce any radio or television program.

On June 28, 2022, Global Mofy WFOE entered into equity transfer agreements with each shareholder of Global Mofy China to purchase all the equity interest in Global Mofy China. On July 8, 2022, Global Mofy WFOE, Global Mofy China and shareholders of Global Mofy China signed a termination agreement of the VIE Agreements. The VIE structure was dissolved. The restructure was completed on July 8, 2022. As a result, Global Mofy China became a wholly owned subsidiary of Global Mofy WFOE. Immediately before this acquisition, Global Mofy China was a foreign-invested joint venture.

On April 3, 2023, Global Mofy HK owns 100% of the equity interests of Zhejiang Mofy Metaverse Technology Co., Ltd (“Zhejiang WFOE”), a business company incorporated in accordance with the laws and regulations of the People’s Republic of China (“China” or “PRC”). On November 11, 2023, 100% equity interests in Global Mofy China and all its subsidiaries under its name are transferred to Zhejiang WFOE.

Global Mofy Cayman together with its wholly owned subsidiaries Global Mofy HK, Global Mofy WFOE, Zhejiang WOFE and Global Mofy China and its subsidiaries were effectively controlled by the same shareholders before and after the reorganization and therefore the reorganization was considered under common control and included at their historical carrying values. The consolidation of the Company has been prepared on the basis as if the reorganization had become effective as of the beginning of the first period presented in the consolidated financial statements.

On December 14, 2023, the Company established a wholly owned subsidiary, Global Mofy (Beijing) Technology Co., Ltd (“Global Mofy California”), under the laws of the State of California, to develop and expand overseas business. In February 2024, the Company established a wholly owned subsidiary, Gauss Intelligence (Beijing) Technology Co.. Ltd., under the laws of China, which will focus on the monetization of artificial intelligence generated content (AIGC), AI-generated 3D digital assets and synthetic video content creation. In March 2024, the Company established a wholly owned subsidiary, Anji Century Mofy Education Consulting Co., Ltd., under the laws of China, planning education and training operations. In May 2024, the Company established a wholly owned subsidiary GMM Discovery LLC, under the laws of the State of Delaware, to serve a diverse client base and explore new market opportunities. In September 2024, the Company established a wholly owned subsidiary, Kuyu Intelligent Technology (Anji) Co., Ltd., under the laws of China. On January 16, 2025, the Company established a wholly owned subsidiary, Global Mofy (Lianyungang) Technology Co., Ltd. under the laws of China. On July 22,2025, the Company established a wholly owned subsidiary, Mo Fei Xiao Xi (Lingshui) Culture Co., Ltd., under the laws of China. On November 10, 2025, the Company established a wholly owned subsidiary, Global Mofy Cultural Tourism Technology (Beijing) Co., Ltd., under the laws of China. On December 11, 2025, the Company established Xingmo Zhizao (Beijing) Technology Co., Ltd., a subsidiary in which the Company holds a 55% equity interest, in compliance with relevant laws and regulations of the People’s Republic of China. On December 11, 2025, the Company acquired a 51% equity interest in Eaglepoint AI Inc. As of March 31 2026, the aforementioned companies have not yet commenced actual business operations.

Global Mofy Cayman and its subsidiaries are mainly engaged in providing virtual content production and online advertising services. The Company’s headquarters are located in the city of Beijing, China.

The Company’s ordinary shares started to be traded on NASDAQ under the ticker of GMM on October 10, 2023. On October 12, 2023, the Company completed its initial public offering of 1,200,000 ordinary shares at a price of $5.00 per share. On November 6, 2023, the underwriter for the initial public offering exercised its over-allotment option in part to purchase 40,000 ordinary shares at a price of $5.00. The total gross proceeds received from the initial public offering, including proceeds from the exercise of the over-allotment option, was US$6.2 million.

On November 26, 2024, the Company effected a reverse stock split at a ratio of 15-to-1. Further, on June 11, 2026, the Company effected a reverse stock split at a ratio of 50-to-1. All the shares and share price in the accompanying consolidated financial statements and notes have been retrospectively adjusted to reflect the effect of both reverse stock splits (see Note 10).

As of March 31, 2026, the Company’s major subsidiaries are as follows:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Global Mofy HK Limited (“Global Mofy HK”)	October 21, 2021	Hong Kong	100%	Investment holding
Mofy Metaverse (Beijing) Technology Co., Ltd (“Global Mofy WFOE”)	December 09, 2021	PRC	100%	Investment holding
Zhejiang Mofy Metaverse Technology Co., Ltd (“Zhejiang WFOE”)	April 03, 2023	PRC	100%	Virtual technology service and digital marketing
Global Mofy (Beijing) Technology Co., Ltd. (“Global Mofy China”)	November 22, 2017	PRC	100%	Virtual technology service, digital marketing and digital asset development
Kashi Mofy Interactive Digital Technology Co., Ltd. (“Kashi Mofy”)	July 31, 2019	PRC	100%	Virtual technology service and digital marketing
Shanghai Moying Feihuan Technology Co., Ltd. (“Shanghai Mofy”)	May 11, 2020	PRC	100%	Virtual technology service and digital marketing
Xi’an Shuzi Yunku Technology Co., Ltd (“Xi’an Mofy”)	June 8, 2018	PRC	60%	Virtual technology service
Mofy (Beijing) Filming Technology Co., Ltd. (“Beijing Mofy”)	February 7, 2018	PRC	60%	Virtual technology service
Global Mofy (Beijing) Technology Co., Ltd (“Global Mofy California”)	December 14, 2023	US	100%	Overseas business
Gauss Intelligence (Beijing) Technology Co.. Ltd. (“Gauss Intelligence”)	February 28, 2024	PRC	100%	(AIGC), AI-generated 3D digital assets and synthetic video content creation
Anji Century Mofy EducationConsulting Co., Ltd. (“Century Mofy”)	March 5, 2024	PRC	100%	Education and training
GMM Discovery LLC (“Gauss Intelligence”)	May 22, 2024	US	100%	Overseas business
Kuyu Intelligent Technology (Anji) Co., Ltd. (“Kuyu Intelligence”)	September 3, 2024	PRC	100%	Virtual technology service and digital marketing
Global Mofy(Lianyungang) Technology Co., Ltd. (“Lianyungang Intelligence”)	January 16, 2025	PRC	100%	Virtual technology service and digital marketing
Mo Fei Xiao Xi (Lingshui) Culture Co., Ltd. (“Lingshui Intelligence”)	July 22, 2025	PRC	100%	Virtual technology service and digital marketing
Global Mofy Cultural Tourism Technology (Beijing) Co., Ltd.(“Cultural Tourism Intelligence”)	November 10, 2025	PRC	100%	Virtual technology service and digital marketing
Xingmo Zhizao (Beijing) Technology Co., Ltd.(“Xingmo Zhizao”)	December 11, 2025	PRC	55%	Virtual technology service and digital marketing
Eaglepoint AI Inc (“Eaglepoin”)	December 11, 2025	US	51%	Overseas business